Segment Information (Table)	6 Months Ended
Jun. 30, 2014
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information
	Three Month Period ended June 30, 2014	Three Month Period ended June 30, 2013	Six Month Period ended June 30, 2014	Six Month Period ended June 30, 2013
Asia	$ 29,709	$ 31,403	$ 61,699	$ 65,490
Europe	15,699	8,930	33,241	16,725
North America	5,952	6,790	10,340	13,180
Australia	3,818	2,031	7,396	4,040
Total	$ 55,178	$49,154	$112,676	$99,435